Plan Assets Related to Pension Benefits by Level within the Fair Value Hierarchy (Parenthetical) (Detail) (Pension Plans, Defined Benefit)	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
Accrued income on plan assets	0.50%	0.60%